SHARE-BASED PAYMENTS - Carrying Amount of Share Based Payment Liabilities (Details) - CAD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total carrying amount of share-based payments liabilities	$ 61.2	$ 74.5
Current portion	9.9	11.3
Share-based payments liabilities (Note 24)	51.3	63.2
DSU plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled plans	41.6	48.4
Cash-settled RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled plans	9.1	13.4
Cash-settled PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled plans	$ 10.5	$ 12.7